Variable Interest Entities - Narrative (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		7
Interest expense | $	[1]	$ 53,085	$ 53,517
Net cash received in financing activities | $		$ (300,152)	(23,184)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		7
Sale and leaseback term		10 years
Interest expense | $		$ 29,400	33,200
Net cash received in financing activities | $		$ 80,900	$ 167,700
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1

[1]	This includes amounts arising from transactions with related parties (see note 14).